Plant and equipment (Tables)	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$56,467	$16,911	39,556	$32,405
Computer and office equipment	854,247	559,450	294,797	312,824
Fixtures and fittings	142,417	72,399	70,018	57,598
Vehicles	96,071	28,475	67,596	72,526
Computer software	123,552	83,664	39,888	45,372
	$1,272,754	$760,899	511,855	$520,725